8. BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about biological assets [abstract]
Schedule of biological assets

The live animals are represented by poultry and pork and segregated into consumables and animals for production. The rollforward of the biological assets are presented below:

	Current						Non-current
	Live animals						Live animals
	Poultry		Pork		Total		Poultry		Pork		Forests		Total
	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19
Beginning balance	615,685	582,853	987,354	930,280	1,603,039	1,513,133	414,668	381,236	337,804	317,185	328,553	362,893	1,081,025	1,061,314
Additions/Transfer	9,705,994	3,456,921	7,108,084	3,545,494	16,814,078	7,002,415	71,494	94,055	363,027	272,677	38,536	56,134	473,057	422,866
Changes in fair value (1)	2,059,397	1,564,807	368,019	209,084	2,427,416	1,773,891	51,660	(6,516)	(184,005)	(174,903)	21,711	(28,119)	(110,634)	(209,538)
Harvest	-	-	-	-	-	-	-	-	-	-	(59,586)	(48,890)	(59,586)	(48,890)
Write-off	-	-	-	-	-	-	-	-	-	-	(5,099)	(11,810)	(5,099)	(11,810)
Transfer between current and non-current	57,164	49,250	91,574	77,155	148,738	126,405	(57,164)	(49,250)	(91,574)	(77,155)	-	-	(148,738)	(126,405)
Transfer to assets held for sale	-	-	-	-	-	-	(10,389)	-	-	-	329	(1,655)	(10,060)	(1,655)
Transfer to inventories	(11,571,369)	(5,033,965)	(7,294,449)	(3,774,659)	(18,865,818)	(8,808,624)	-	-	-	-	-	-	-	-
Exchange variation	1,557	(4,181)	-	-	1,557	(4,181)	1,784	(4,857)	-	-	-	-	1,784	(4,857)
Ending balance	868,428	615,685	1,260,582	987,354	2,129,010	1,603,039	472,053	414,668	425,252	337,804	324,444	328,553	1,221,749	1,081,025

(1)	The change in the fair value of biological assets includes depreciation of breeders and depletion of forests in the amount of R$876,976 (R$798,239 on December 31, 2019).

Schedule of live animals information

The estimated balances and quantities of live animals are set forth below:

	12.31.20		12.31.19
	Quantity (thousand of heads)	Book value	Quantity (thousand of heads)	Book value
Consumable biological assets
Immature poultry	199,877	868,428	189,602	615,685
Immature pork	4,204	1,260,582	4,098	987,354
Total current	204,081	2,129,010	193,700	1,603,039

Production biological assets
Immature poultry	7,320	188,967	7,042	160,415
Mature poultry	11,395	283,086	11,554	254,253
Immature pork	203	93,466	211	77,027
Mature pork	457	331,786	455	260,777
Total non-current	19,375	897,305	19,262	752,472
	223,456	3,026,315	212,962	2,355,511

Schedule of sensitivity analysis

The main assumptions used in the measurement of the fair value of forests and their impact on measurement are presented below.

The estimated fair value can change if:
Asset	Valuation methodology	Non observable significant inputs	Increase	Decrease
Forests	Income approach	Estimated price of standing wood	Increase in the price of wood	Decrease in the price of wood
		Productivity per hectare estimated	Increase in yield per hectare	Decrease in yield per hectare
		Harvest and transport cost	Decrease of harvest cost	Increase of harvest cost
		Discount rate	Descrease in discount rate	Increase in discount rate
Live animals	Cost approach	Price of the feed inputs	Increase in feed cost	Decrease in feed cost
		Storage costs	Increase in storage cost	Decrease in storage cost
		Outgrowers cost	Increase in outgrowers cost	Decrease in outgrowers cost